Minimum cash and minimum capital (Tables)	12 Months Ended
Dec. 31, 2025
Minimum Cash And Minimum Capital [Abstract]
Summary of Minimum Cash	The items included for the purpose of meeting that requirement are detailed below:

Accounts	December 31, 2025	December 31, 2024
Balances at the BCRA
BCRA – current account - not restricted	2,165,865,584	996,656,856
BCRA – special guarantee accounts – restricted	347,046,379	278,581,901
	2,512,911,963	1,275,238,757
Government securities in pesos – Measured at fair value through OCI (1)	2,384,960,753	2,634,765,198
Government securities in pesos – Measured at amortized cost (1)	583,978,156	210,350,998
TOTAL	5,481,850,872	4,120,354,953
(1) See detail of securities considered, as of December 31, 2025, in Note 38, identified with the reference (1).

Summary of Minimum Capital
The breakdown of minimum capital at consolidated level is detailed below:

Minimum capital requirements	December 31, 2025	December 31, 2024
Credit risk	(1,374,859,632)	(953,336,529)
Operational risk	(55,753,191)	(334,047,946)
Market risk	(5,092,953)	(3,296,094)
Total capital	3,047,646,503	3,024,195,815
Excess capital	1,611,940,727	1,733,515,246